Segment Information	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Information

NOTE 19: — SEGMENT INFORMATION

a.	Geographic Area Information:

The Group operates in one industry segment, which produces, researches, develops and markets pharmaceutical products. Management organizes the Company’s operations based on geographic segments, which are presented below in accordance with FASB ASC Paragraph 280-10-50-1, “Segment Reporting – Overall – Disclosure – Operating Segments.”

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, and as of March 31, 2015:
Sales to unaffiliated customers **	$22,157	$55,452	$777,191	$8,144	$862,944
Long-lived assets ***	$88,804	$46,876	$36,755	$1,020	$173,455
Year ended March 31, 2014 and as of March 31, 2014:
Sales to unaffiliated customers **	$22,917	$56,718	$669,481	$10,169	$759,285
Long-lived assets ***	$90,676	$44,165	$39,140	$1,325	$175,306
Year ended March 31, 2013 and as of March 31, 2013:
Sales to unaffiliated customers **	$19,929	$52,452	$587,851	$10,722	$670,954
Long-lived assets ***	$87,912	$38,614	$40,383	$1,240	$168,149

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

b.	For the year ended March 31, 2015, the Company had net sales to three different U.S. customers of 18.0%, 14.1% and 10.3% of consolidated net sales. For the year ended March 31, 2014, the Company had net sales to three different customers of 20.4%, 17.3% and 13.4% of consolidated net sales For the year ended March 31, 2013, the Company had net sales to three different customers of 20.8%, 14.0% and 12.2% of consolidated net sales.

c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2015, 2014 and 2013, were as follows:

	Year ended March 31,
Category	2015	2014	2013
Dermatological and topical	66%	73%	77%
Neuropsychiatric	16%	14%	9%
Cardiovascular	8%	6%	6%
Anti-inflammatory	5%	4%	4%
Other	5%	3%	4%

Total	100%	100%	100%